Expense Example - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - FidelitySAIAlternativeRiskPremiaFundsCombo-PRO - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund - Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	193
5 years	355
10 years	$ 824